Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Leases [Abstract]
2021	¥ 13,200
2022	3,603
Total undiscounted lease payments	16,803
Less: imputed interest	(860)
Operating lease liabilities	¥ 15,943